ASSET RETIREMENT OBLIGATIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Beginning Balance	$ 979	$ 0	$ 0